Other Assets and Receivables - Summary of Accrued Income (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Assets And Receivables [abstract]
Accrued interest	€ 842	€ 1,363
Other	1	3
Accrued income	843	1,366
Current	842	1,366
Non-current	€ 0	€ 0